Subsequent Event (Details) (USD $)	12 Months Ended				0 Months Ended
	Dec. 31, 2013 Lawsuits	Dec. 31, 2013 Not Adjudicated By Court [Member] Lawsuits	Dec. 31, 2013 Adjudicated By Court [Member] Lawsuits	Feb. 19, 2014 Subsequent Event [Member] Lawsuits	Feb. 27, 2014 Subsequent Event [Member] Wujiang Luxiang [Member]	Feb. 19, 2014 Subsequent Event [Member] Not Adjudicated By Court [Member]	Feb. 19, 2014 Subsequent Event [Member] Adjudicated By Court [Member] Lawsuits
Subsequent Event [Line Items]
Loss contingency, estimate of possible loss				$ 2,740,000		$ 380,000	$ 3,700,000
Number of loss contingency, pending claims	25	10	14	5			6
Percentage of ownership by BVI entities				100.00%
Net proceeds from initial public offering	$ 8,905,000				$ 5,600,000